INCOME TAXES (Tables) - ESG [Member]	12 Months Ended
Dec. 31, 2022
Schedule of effective income tax rate reconciliation

	2022	2021
US federal statutory rates	(21%)	(21%)
Tax rate difference between PRC and U.S.	(4%)	(4%)
Effect of income tax exemption on certain income	(40.93%)	(34.33%)
Change in valuation allowance	65.93%	59.33%
Effective tax rate	$-	$-

Schedule of provision for income tax expense (benefit)

	2022	2021
Income tax expense - current	$-	$-
Income tax benefit -deferred	(632,368)	(724,667)
Increase in valuation allowance	632,368	724,667
Total income tax expense	$-	$-

Schedule of deferred tax asset

	2022	2021
Deferred tax asset
Net operating loss	$(1,797,051)	$(1,164,684)
Less: valuation allowance	1,797,051	1,164,683
Net deferred tax asset	$-	$-